Bank loans	6 Months Ended
Jun. 30, 2025
Bank Loans
Bank loans

17.	Bank loans

The bank loans are repayable from August 2032 to June 2033. They contain a repayment on demand clause and therefore they are classified as current liabilities as at June 30, 2025 and December 31, 2024. They carry interest at 2.5% per annum below the Prime Lending Rate. The bank loans are guaranteed by (i) HKMC Insurance Limited and (ii) personal guarantee, plus interest and other charges provided from the directors of the Group.

	(Unaudited)	(Unaudited)	(Audited)
	June 30, 2025	June 30, 2025	December 31, 2024
	US$	HK$	HK$

Bank loans repayable:
Within one year	1,036,305	8,134,892	7,999,165

In the second to fifth years, inclusive	4,470,393	35,092,141	34,692,766
More than five years	2,927,329	22,979,236	27,492,958
	7,397,722	58,071,377	62,185,724

	8,434,027	66,206,269	70,184,889